Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax	$ (16,971,289)	$ (46,657,535)	$ (42,171,158)
Adjustments for:
Depreciation expenses	295,072	441,004	235,410
Amortization expenses	2,685	4,347	6,355
Net loss (gain) on fair value changes of financial assets and liabilities at fair value through profit or loss	(78,038)	46,985	(60,004)
Finance costs	1,247,331	901,612	491,904
Interest income	(592)	(150,610)	(268,330)
Compensation costs recognized of share-based payment transactions	345,836	43,783	1,289,737
Loss (Gain) on disposal of property, plant and equipment	(968)	74,195
Unrealized gain on foreign exchange, net	206,457	135,344	(256,918)
Impairment loss recognized on intangible assets		23,073,400
Loss on lease modification		64,287
Gain on disposal of licensed rights			(187,244)
Changes in operating assets and liabilities
Increase in other receivables	(528,841)
Decrease (Increase) in prepayments	(442,285)	114,676	(111,653)
(Decrease) Increase in trade payables	447,715	(3,443,894)	1,417,446
(Decrease) Increase in other payables	425,825	(156,874)	(108,947)
Cash used in operations	(15,051,092)	(25,509,280)	(39,723,402)
Interest received	592	150,610	268,330
Interest paid	(2,490)	(36,037)
Income tax (paid) incentive		(408,002)	(14,439)
Net cash used in operating activities	(15,052,990)	(25,802,709)	(39,469,511)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property, plant and equipment	(5,056)	(2,992)	(80,262)
Proceeds from disposal of property, plant and equipment	1,214	5,826
Payments for intangible assets			(23,002,895)
Decrease in refundable deposits	4,769	2,546	(11,133)
Net cash (used in)/generated from investing activities	927	5,380	(23,094,290)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term borrowings		3,250,000	4,060,357
Repayment of the principal portion of lease liabilities	(202,605)	(243,265)
Repayment of the interest portion of lease liabilities	(37,935)
Proceeds from exercise of employee share options		24,000	48,000
Proceeds from new shares issued	7,643,240	14,733,015	42,180,000
Payments for transaction costs attributable to the issuance of ordinary shares	(229,297)	(1,172,291)	(5,388,866)
Proceeds from non-controlling interests		2,500,000
Net cash generated in financing activities	7,173,403	19,091,459	40,899,491
NET DECREASE IN CASH AND CASH EQUIVALENTS	(7,878,660)	(6,705,870)	(21,664,310)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	22,203,031	28,908,901	50,573,211
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 14,324,371	$ 22,203,031	$ 28,908,901